ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ORGANIZATION AND BUSINESS BACKGROUND
ORGANIZATION AND BUSINESS BACKGROUND

NOTE 1 – ORGANIZATION AND BUSINESS BACKGROUND

BioNexus Gene Lab Corp. (the “Company”) was incorporated in the State of Wyoming on May 12, 2017. On August 23, 2017, the Company acquired all the outstanding capital stock of BGS Lab Sdn. Bhd., a Malaysian corporation (“BioNexus Malaysia”). BioNexus Malaysia was incorporated in Malaysia on April 7, 2015 which it then subsequently changed its name to Bionexus Gene Lab Sdn. Bhd.

The principal office address is Unit 02 Level 10, Tower B, Vertical Business Suite, No. 8 Jalan Kerinchi, Bangsar South, 59200 Kuala Lumpur, Malaysia, our lab is located at Lab 353, Chemical Science Centre, University Science Malaysia, George Town, Penang, Malaysia. We also have a blood collection center located at 1st floor, Lifecare Medical Centre, Kuala Lumpur, Malaysia.

On December 31, 2020, the Company consummated its acquisition of Chemrex Corporation Sdn. Bhd. (“Chemrex”), pursuant to a Share Exchange Agreement by and among the Company, Chemrex and the Chemrex shareholders wherein the Company acquired all the issued and outstanding shares of capital stock of Chemrex from the Chemrex shareholders in exchange for 68,487,261 shares of common stock of the Company.

The acquisition of Chemrex has been accounted for as a common control transaction as there is no change in the control over the assets acquired and liabilities assumed. The net assets are derecognized by the transferring entity (i.e. Chemrex) and recognized by the receiving entity (i.e. the Company). The difference between the consideration transferred and the carrying amounts of the net assets is recognized in equity.

The financial statements of the receiving entity report the results of operations for the period in which the transfer occurs as though the transfer of net assets or exchange of equity interests had occurred at the beginning of the period. Results of operations for that period will thus comprise those of the previously separate entities combined from the beginning of the period to the date the transfer is completed and those of the combined operations from that date to the end of the period. The comparative financial statements were not adjusted retrospectively as Chemrex was not under common control during the comparative period.

The corporate structure as at March 31, 2023 is depicted below:

BioNexus Gene Lab Corp. a Wyoming company

100% owned		100% owned
Bionexus Gene Lab Sdn. Bhd., a Malaysian company		Chemrex Corporation Sdn. Bhd., a Malaysian Company

NOTE 1 – ORGANIZATION AND BUSINESS BACKGROUND

BioNexus Gene Lab Corp. was incorporated in the State of Wyoming on May 12, 2017. On August 23, 2017, the Company acquired all the outstanding capital stock of BGS Lab Sdn. Bhd., a Malaysian corporation (“BioNexus Malaysia”). BioNexus Malaysia was incorporated in Malaysia on April 7, 2015 which it then subsequently changed its name to Bionexus Gene Lab Sdn. Bhd.

The principal office address is Unit 02 Level 10, Tower B, Vertical Business Suite, No. 8 Jalan Kerinchi, Bangsar South, 59200 Kuala Lumpur, Malaysia, our lab is located at Lab 353, Chemical Science Centre, University Science Malaysia, George Town, Penang, Malaysia. We also have a blood collection center located at 1st floor, Lifecare Medical Centre, Kuala Lumpur, Malaysia.

On December 31, 2020, the Company consummated its acquisition of Chemrex Corporation Sdn. Bhd. (“Chemrex”), pursuant to a Share Exchange Agreement by and among the Company, Chemrex and the Chemrex shareholders wherein the Company acquired all the issued and outstanding shares of capital stock of Chemrex from the Chemrex shareholders in exchange for 68,487,261 shares of common stock of BioNexus.

The acquisition of Chemrex has been accounted for as a common control transaction as there is no change in the control over the assets acquired and liabilities assumed. The net assets are derecognized by the transferring entity (i.e. Chemrex) and recognized by the receiving entity (i.e. the Company). The difference between the consideration transferred and the carrying amounts of the net assets is recognized in equity.

The financial statements of the receiving entity report the results of operations for the period in which the transfer occurs as though the transfer of net assets or exchange of equity interests had occurred at the beginning of the period. Results of operations for that period will thus comprise those of the previously separate entities combined from the beginning of the period to the date the transfer is completed and those of the combined operations from that date to the end of the period. The comparative financial statements were not adjusted retrospectively as Chemrex was not under common control during the comparative period.

On April 12, 2022, the Company entered into Sales & Purchase Agreement with Keith Wong pursuant to which the Company agreed to the sales of 2,500,000 shares of its common stock at $0.06/share. The issuance was exempt under Section 4(a)(2) of the Securities Act as the recipient was a sophisticated investor, the shares were restricted securities and he represented that he is acquiring the shares for investment purposes.

The corporate structure as at December 31, 2022 is depicted below:

BioNexus Gene Lab Corp. a Wyoming company

100% owned		100% owned
Bionexus Gene Lab Sdn. Bhd., a Malaysian company		Chemrex Corporation Sdn. Bhd., a Malaysian Company